Shareholders' Equity (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 25, 2019	Oct. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 05, 2019	Jun. 14, 2019
Class B Ordinary Shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued				7,187,500	7,187,500
CIK000178115 Alussa Energy Acquisition Corp
Shareholders' Equity (Details) [Line Items]
Preference shares authorized			2,000,000	2,000,000	2,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Issued and outstanding ordinary shares percentage		20.00%	20.00%
Aggregate purchase price of founder shares	7,187,500	7,187,500				937,500
Issuance of dividend per share (in Dollars per share)		$ 0.125
Dividend issuance ordinary price per share (in Dollars per share)	$ 0.111111	$ 0.111111
Founder shares description			The Founder Shares are identical to the Class A Shares included in the Units being sold in the Initial Public Offering, except that the Founder Shares (i) have the voting rights described above, (ii) are subject to certain transfer restrictions described below and (iii) are convertible into Class A Shares on a one-for-one basis, subject to adjustment pursuant to the anti-dilution provisions contained therein. The Founder Shares may not be transferred, assigned or sold until the earlier of (i) one year after the completion of the Business Combination and (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the Business Combination that results in all of the Public Shareholders having the right to exchange their Class A Shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.	The Founder Shares are identical to the Class A Shares included in the Units being sold in the Initial Public Offering, except that the Founder Shares (i) have the voting rights described above, (ii) are subject to certain transfer restrictions described below and (iii) are convertible into Class A Shares on a one-for-one basis, subject to adjustment pursuant to the anti-dilution provisions contained therein. The Founder Shares may not be transferred, assigned or sold until the earlier of (i) one year after the completion of the Business Combination and (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the Business Combination that results in all of the Public Shareholders having the right to exchange their Class A Shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up
Warrants expiration years			5 years	5 years
Redemption trigger price per share (in Dollars per share)			$ 18.00	$ 18.00
Total equity proceeds percentage			60.00%	60.00%
Business combination market value per share (in Dollars per share)			$ 9.20	$ 9.20
Market value and the newly issued price				180.00%
Market value and the newly issued price			180.00%
CIK000178115 Alussa Energy Acquisition Corp | Over-allotment option [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate purchase price of founder shares	937,500	937,500
CIK000178115 Alussa Energy Acquisition Corp | Warrants
Shareholders' Equity (Details) [Line Items]
Market value and the newly issued price			115.00%	115.00%
CIK000178115 Alussa Energy Acquisition Corp | Class A Ordinary Shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized			200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued			8,346,318	5,279,045	4,358,467
Ordinary shares, shares outstanding			8,346,318	5,279,045	4,358,467
Ordinary shares subject to possible redemption			20,403,682	23,470,955
Public warrant per share (in Dollars per share)			$ 0.01	$ 0.01
Ordinary shares equals or exceeds (in Dollars per share)			18.00	18.00
Redemption of public warrant holders equals or exceeds per share (in Dollars per share)			$ 18.00	$ 18.00
CIK000178115 Alussa Energy Acquisition Corp | Class B Ordinary Shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized			20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued			7,187,500	7,187,500	7,187,500
Ordinary shares, shares outstanding			7,187,500	7,187,500	7,187,500
Aggregate purchase price of founder shares		7,187,500					5,750,000
Purchase price (in Dollars)							$ 25,000